Label	Element	Value
BNY Mellon Fixed Income Completion Funds (FICS) - CP
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks total return consisting of capital appreciation and income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. Shares of the fund are offered to clients of "wrap fee" programs, separately managed account programs or other similar programs where BNY Mellon Investment Adviser, Inc. (BNYIA), the fund's investment adviser, Insight North America LLC (INA), the fund's sub-adviser, or their affiliates, has an agreement with such program's sponsor (typically a registered investment adviser, bank or broker-dealer), or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. Fund shares also are offered to other BNYIA-managed funds.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.

Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the expense limitation agreement by BNYIA. The Example does not include any fees paid at the "wrap fee" program, separately managed account program or other similar program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income and other debt securities of U.S. and foreign issuers. The fixed-income and other debt securities in which the fund may invest as part of its principal investment strategy include: (i) securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises (U.S. government securities); (ii) corporate debt securities, including bonds, notes, debentures and corporate commercial paper, issued by U.S. and non-U.S. corporations and other entities; (iii) floating rate loans and other floating rate (including inverse floating rate) securities; (iv) loan participations and assignments; (v) debt securities issued by states or local governments or their agencies, authorities or other government sponsored enterprises, whether tax exempt or taxable (municipal securities); (vi) obligations of foreign governments or their subdivisions, agencies or government sponsored enterprises; and (vii) obligations of international agencies or supranational entities. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in-kind and auction rate features.

The fund may invest in securities of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the sub-adviser's views on the direction of interest rates. A debt security's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund. Duration is an indication of an investment's "interest rate risk," or how sensitive a security or the fund's portfolio may be to changes in interest rates.

The fund may invest in the securities of U.S. and foreign issuers, including up to 20% of its net assets in securities of issuers in emerging market countries, and securities denominated in a currency other than the U.S. dollar.

The fund may invest without limit in high yield securities. Such securities are rated, at the time of investment, below investment grade (i.e., below BBB- or Baa3) by one or more nationally recognized statistical rating organizations (NRSROs), or, if unrated, determined to be of comparable quality by the fund's sub-adviser. Because the issuers of high yield securities may be at an early stage of development or may have been unable to repay past debts, these securities typically must offer higher yields than investment grade securities to compensate investors for greater credit risk.

In constructing the fund's portfolio, the sub-adviser relies primarily on proprietary, internally-generated credit research. This credit research focuses on both industry/sector analysis and detailed individual security selection. The fund's sub-adviser seeks to identify investment opportunities for the fund based on its evaluation of the relative value of sectors and securities and the credit risk of individual issuers. The sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in fixed-income markets. The sub-adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. The sub-adviser may supplement its internal research with external, third-party credit research and related credit tools.

The fund may, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate or credit risk, to manage the effective duration or maturity of the fund's portfolio, as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities, indices and interest rates), swaps (including total return, currency, interest rate and credit default swaps), and other derivative instruments (including structured notes).

The fund may sell securities when the sub-adviser anticipates market declines or credit downgrades. In addition, the fund may sell securities when the sub-adviser identifies new investment opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

As a new fund, past performance information is not available for the fund as of the date of this prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	As a new fund, past performance information is not available for the fund as of the date of this prospectus.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
BNY Mellon Fixed Income Completion Funds (FICS) - CP | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Fixed Income Completion Funds (FICS) - CP | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Fixed-income market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Interest rate risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Credit risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · High yield securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Issuer risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Floating rate loan risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Floating rate loan risk: Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund may invest typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Participation interests and assignments risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Participation interests and assignments risk: A participation interest gives the fund an undivided interest in a loan in the proportion that the fund's participation interest bears to the total principal amount of the loan, but does not establish any direct relationship between the fund and the borrower. If a floating rate loan is acquired through a participation, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the fund will be exposed to the credit risk of both the borrower and the institution selling the participation. The fund also may invest in a loan through an assignment of all or a portion of such loan from a third party. If a floating rate loan is acquired through an assignment, the fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Emerging market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Foreign government obligations and securities of supranational entities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign government obligations and securities of supranational entities risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Government securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Zero coupon securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Zero coupon securities risk: Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Municipal securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Derivatives risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Structured notes risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Structured notes risk: Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of derivative instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Fixed Income Completion Funds (FICS) - CP | · Completion fund risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Completion fund risk: The fund is not designed to provide a complete investment program or a standalone investment. An investment in the fund is intended to be a component of a broader investment program for whose use the fund is designed. Actions taken to manage the fund in accordance with the investment goals of the broader investment program may be ineffective and/or cause the fund to lose value or underperform its benchmark index or funds with similar investment objectives.

BNY Mellon Fixed Income Completion Funds (FICS) - CP | BNY Mellon Fixed Income Completion Funds (FICS) - CP
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.40%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.00%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 0
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 88

[1]	BNYIA does not charge the fund a management fee. Shares of the fund are offered to clients of "wrap fee" programs, separately managed account programs or other similar programs where BNYIA, INA or their affiliates has an agreement with such program's sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. Participants in such a program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged. Fund shares also are offered to other BNYIA-managed funds.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	BNYIA has contractually agreed, until November 30, 2026 to assume the direct expenses of the fund so that the direct expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses, and extraordinary expenses) do not exceed .00%. On or after November 30, 2026, BNYIA may terminate this expense limitation agreement at any time.